SEGMENT INFORMATION - Geographical information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SEGMENT INFORMATION
Revenues from contracts with customers	$ 237,835,325	$ 287,661,057	$ 420,438,539
Total non-current assets	163,861,278	367,911,897
Property, plant and equipment	60,655,861	74,575,386	74,573,278
Intangible assets	74,655,056	181,173,079	176,893,136
Goodwill	28,550,361	112,163,432
Total non-reportable assets	284,366,934	395,733,183
Total assets	448,228,212	763,645,080
Argentina
SEGMENT INFORMATION
Revenues from contracts with customers	200,549,303	232,034,876	351,778,631
Total non-current assets	127,926,334	142,743,386
Brazil
SEGMENT INFORMATION
Revenues from contracts with customers	9,917,166	14,861,671	13,671,110
Total non-current assets	6,825,688	7,448,724
LATAM
SEGMENT INFORMATION
Revenues from contracts with customers	14,840,808	18,581,425	21,590,901
Total non-current assets	676,187	856,329
North America
SEGMENT INFORMATION
Total non-current assets	5,844,868	185,817,356
EMEA
SEGMENT INFORMATION
Total non-current assets		537,302
ROW
SEGMENT INFORMATION
Revenues from contracts with customers	12,528,048	22,183,085	$ 33,397,897
Total non-current assets	$ 22,588,201	$ 30,508,800